Cover	Jan. 29, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42968
Entity Registrant Name	Newbridge Acquisition Limited
Entity Central Index Key	0001918414
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Unit B 17/F, Success Commercial Building
Entity Address, Address Line Two	245-25, Hennessy Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
City Area Code	86
Local Phone Number	186-0217-2929
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, no par value, and one Right entitling the holder to receive one-eighth of one Class A Ordinary Share
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, no par value,
Trading Symbol	NBRGU
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	NBRG
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	NBRGR
Security Exchange Name	NASDAQ